Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information and Statement of IFRS Compliance [Abstract]
Exchange rates used for prior periods
The exchange rates used for prior periods were as follows:

	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jan. 1, 2019
As at reporting date	1.31	1.32	1.31	1.34	1.36
Average rate for the 3 month ended	1.32	1.32	1.34	1.33	1.32